Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Communication Services: 3.4%
30,068	(1)	Altice USA, Inc.	$375,249	0.0
757		Cable One, Inc.	1,108,430	0.1
23,170	(1),(2)	Discovery, Inc. - Class A	577,396	0.0
44,248	(1)	Discovery, Inc. - Class C	1,104,873	0.1
34,855	(1)	Dish Network Corp. - Class A	1,103,161	0.1
43,761		Fox Corp. - Class A	1,726,371	0.1
21,071		Fox Corp. - Class B	764,456	0.1
10,725	(1)	IAC/InterActiveCorp	1,075,503	0.1
54,994		Interpublic Group of Cos., Inc.	1,949,537	0.1
3,365	(1)	Liberty Broadband Corp. - Series A	441,017	0.0
19,820	(1)	Liberty Broadband Corp. - Series C	2,682,042	0.2
3,436	(1)	Liberty Media Corp.- Liberty Formula One A Tracking Stock	216,915	0.0
27,809	(1)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	1,942,181	0.1
13,037	(1),(2)	Liberty Media Corp.- Liberty SiriusXM A Tracking Stock	595,921	0.0
22,420	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	1,025,267	0.1
19,351	(1)	Live Nation Entertainment, Inc.	2,276,452	0.1
2,881	(1)	Loyalty Ventures, Inc.	47,623	0.0
143,087	(2)	Lumen Technologies, Inc.	1,612,591	0.1
2,709	(1)	Madison Square Garden Sports Corp.	485,886	0.0
39,724	(1)	Match Group, Inc.	4,319,588	0.3
23,149		New York Times Co.	1,061,150	0.1
54,687		News Corp - Class A	1,211,317	0.1
17,391		News Corp - Class B	391,645	0.0
5,523		Nexstar Media Group, Inc.	1,040,975	0.1
29,099		Omnicom Group	2,469,923	0.2
1,185		Paramount Global - Class A	47,886	0.0
81,951		Paramount Global - Class B	3,098,567	0.2
79,962	(1)	Pinterest, Inc.	1,967,865	0.1
14,913	(1)	Playtika Holding Corp.	288,268	0.0
16,523	(1),(2)	Roku, Inc.	2,069,836	0.1
123,616	(2)	Sirius XM Holdings, Inc.	818,338	0.1
43,891	(1),(2)	Skillz, Inc.	131,673	0.0
19,405	(1)	Spotify Technology SA	2,930,543	0.2
16,037	(1)	Take-Two Interactive Software, Inc.	2,465,528	0.2
14,127	(1),(2)	TripAdvisor, Inc.	383,124	0.0
109,659	(1),(2)	Twitter, Inc.	4,242,707	0.3
20,643	(1)	Vimeo, Inc.	245,239	0.0
6,044	(2)	World Wrestling Entertainment, Inc.	377,387	0.0
144,171	(1)	Zynga, Inc. - Class A	1,332,140	0.1
			52,004,570	3.4

		Consumer Discretionary: 11.1%
22,688	(2)	ADT, Inc.	172,202	0.0
8,758		Advance Auto Parts, Inc.	1,812,556	0.1
37,935	(1)	Aptiv PLC	4,541,199	0.3
32,558		Aramark	1,224,181	0.1
5,799	(1)	Autonation, Inc.	577,464	0.0
2,897	(1)	Autozone, Inc.	5,923,148	0.4
33,373		Bath & Body Works, Inc.	1,595,229	0.1
33,764		Best Buy Co., Inc.	3,069,148	0.2
33,608		BorgWarner, Inc.	1,307,351	0.1
11,514		Boyd Gaming Corp.	757,391	0.0
8,431	(1)	Bright Horizons Family Solutions, Inc.	1,118,709	0.1
10,794		Brunswick Corp.	873,127	0.1
9,310	(1)	Burlington Stores, Inc.	1,696,003	0.1
28,612	(1)	Caesars Entertainment, Inc.	2,213,424	0.1
20,281	(1),(2)	Capri Holdings Ltd.	1,042,241	0.1
22,883	(1)	Carmax, Inc.	2,207,752	0.1
121,302	(1),(2)	Carnival Corp.	2,452,726	0.2
5,934	(2)	Carter's, Inc.	545,869	0.0
10,959	(1),(2)	Carvana Co.	1,307,299	0.1
19,001	(1),(2)	Chegg, Inc.	689,356	0.0
3,945	(1)	Chipotle Mexican Grill, Inc.	6,241,108	0.4
4,885		Choice Hotels International, Inc.	692,498	0.0
5,171		Churchill Downs, Inc.	1,146,824	0.1
5,616		Columbia Sportswear Co.	508,416	0.0
46,174		D.R. Horton, Inc.	3,440,425	0.2
17,843		Darden Restaurants, Inc.	2,372,227	0.2
3,842	(1)	Deckers Outdoor Corp.	1,051,824	0.1
8,477	(2)	Dick's Sporting Goods, Inc.	847,869	0.1
31,299	(1)	Dollar Tree, Inc.	5,012,535	0.3
5,087		Domino's Pizza, Inc.	2,070,460	0.1
20,558	(1),(2)	DoorDash, Inc.	2,409,192	0.2
43,146	(1),(2)	DraftKings, Inc. - Class A	840,053	0.1
17,771	(1),(2)	Etsy, Inc.	2,208,580	0.1
20,381	(1)	Expedia Group, Inc.	3,987,950	0.3
7,729	(1)	Five Below, Inc.	1,224,042	0.1
14,277	(1)	Floor & Decor Holdings, Inc.	1,156,437	0.1
12,257		Foot Locker, Inc.	363,543	0.0
12,149	(1)	Frontdoor, Inc.	362,648	0.0
9,009	(1),(2)	GameStop Corp.	1,500,719	0.1
28,898	(2)	Gap, Inc.	406,884	0.0
21,242		Garmin Ltd.	2,519,514	0.2
33,193		Gentex Corp.	968,240	0.1
19,543		Genuine Parts Co.	2,462,809	0.2
5,684	(1)	Grand Canyon Education, Inc.	551,973	0.0
23,144	(2)	H&R Block, Inc.	602,670	0.0
48,677	(2)	Hanesbrands, Inc.	724,800	0.0
21,481		Harley-Davidson, Inc.	846,351	0.1
17,945		Hasbro, Inc.	1,470,054	0.1
38,515	(1)	Hilton Worldwide Holdings, Inc.	5,844,266	0.4
6,938	(1)	Hyatt Hotels Corp.	662,232	0.0
19,411		Kohl's Corp.	1,173,589	0.1
8,421		Lear Corp.	1,200,750	0.1
18,651	(2)	Leggett & Platt, Inc.	649,055	0.0
36,161		Lennar Corp. - Class A	2,935,188	0.2
2,248		Lennar Corp. - Class B	153,651	0.0
22,227	(1),(2)	Leslie's, Inc.	430,315	0.0
4,126		Lithia Motors, Inc.	1,238,295	0.1
38,166		LKQ Corp.	1,733,118	0.1
16,033	(1)	Lululemon Athletica, Inc.	5,855,733	0.4
5,841		Marriott Vacations Worldwide Corp.	921,126	0.1
48,915	(1)	Mattel, Inc.	1,086,402	0.1
53,061		MGM Resorts International	2,225,378	0.1
11,004	(1),(2)	Mister Car Wash, Inc.	162,749	0.0
7,710	(1)	Mohawk Industries, Inc.	957,582	0.1
53,358		Newell Brands, Inc.	1,142,395	0.1
15,865	(2)	Nordstrom, Inc.	430,100	0.0
51,807	(1),(2)	Norwegian Cruise Line Holdings Ltd.	1,133,537	0.1
440	(1)	NVR, Inc.	1,965,599	0.1
8,830	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	379,337	0.0
9,365	(1)	O'Reilly Automotive, Inc.	6,414,650	0.4
41,840	(1),(2)	Peloton Interactive, Inc.	1,105,413	0.1
23,099	(1),(2)	Penn National Gaming, Inc.	979,859	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
4,416		Penske Auto Group, Inc.	$413,867	0.0
7,942	(1),(2)	Petco Health & Wellness Co., Inc.	155,425	0.0
11,685	(1)	Planet Fitness, Inc.	987,149	0.1
8,005	(2)	Polaris, Inc.	843,087	0.1
5,468		Pool Corp.	2,312,144	0.2
34,811		Pulte Group, Inc.	1,458,581	0.1
9,959		PVH Corp.	762,959	0.1
34,274	(1),(2)	QuantumScape Corp.	685,137	0.0
51,868		Qurate Retail, Inc.	246,892	0.0
6,379		Ralph Lauren Corp.	723,634	0.0
2,454	(1),(2)	RH	800,225	0.1
30,752	(1)	Royal Caribbean Cruises Ltd.	2,576,402	0.2
22,510		Service Corp. International	1,481,608	0.1
11,073	(1)	Six Flags Entertainment Corp.	481,675	0.0
18,479	(1),(2)	Skechers USA, Inc.	753,204	0.0
37,129		Tapestry, Inc.	1,379,342	0.1
24,954		Tempur Sealy International, Inc.	696,716	0.0
17,006	(1)	Terminix Global Holdings, Inc.	775,984	0.1
7,467	(2)	Thor Industries, Inc.	587,653	0.0
15,580		Toll Brothers, Inc.	732,572	0.0
4,628	(1)	TopBuild Corp.	839,473	0.1
15,959		Tractor Supply Co.	3,724,352	0.2
11,887		Travel + Leisure Co.	688,733	0.0
7,389	(1)	Ulta Beauty, Inc.	2,942,448	0.2
27,051	(1)	Under Armour, Inc. - Class A	460,408	0.0
29,293	(1)	Under Armour, Inc. - Class C	455,799	0.0
5,600		Vail Resorts, Inc.	1,457,512	0.1
45,442		VF Corp.	2,583,832	0.2
10,709	(1),(2)	Victoria's Secret & Co.	550,014	0.0
16,526	(1)	Vroom, Inc.	43,959	0.0
10,686	(1),(2)	Wayfair, Inc.	1,183,795	0.1
24,997		Wendy's Company	549,184	0.0
8,061		Whirlpool Corp.	1,392,780	0.1
10,198	(2)	Williams-Sonoma, Inc.	1,478,710	0.1
12,862		Wyndham Hotels & Resorts, Inc.	1,089,283	0.1
14,824	(1),(2)	Wynn Resorts Ltd.	1,182,066	0.1
12,001	(1),(2)	YETI Holdings, Inc.	719,820	0.0
60,117	(2)	Yum China Holdings, Inc.	2,497,260	0.2
40,683		Yum! Brands, Inc.	4,822,156	0.3
			171,413,179	11.1

		Consumer Staples: 3.8%
22,830	(2)	Albertsons Cos, Inc.	759,097	0.1
78,278		Archer-Daniels-Midland Co.	7,065,372	0.5
8,040	(1),(2)	Beyond Meat, Inc.	388,412	0.0
1,308	(1),(2)	Boston Beer Co., Inc.	508,119	0.0
6,538		Brown-Forman Corp. - Class A	410,194	0.0
25,734		Brown-Forman Corp. - Class B	1,724,693	0.1
19,279		Bunge Ltd.	2,136,306	0.1
27,376	(2)	Campbell Soup Co.	1,220,148	0.1
5,171		Casey's General Stores, Inc.	1,024,737	0.1
34,035		Church & Dwight Co., Inc.	3,382,398	0.2
17,243		Clorox Co.	2,397,294	0.2
65,738		Conagra Brands, Inc.	2,206,825	0.2
48,864	(1)	Coty, Inc - Class A	439,287	0.0
22,669	(1)	Darling Ingredients, Inc.	1,822,134	0.1
26,294	(2)	Flowers Foods, Inc.	676,019	0.1
5,859	(1),(2)	Freshpet, Inc.	601,368	0.1
12,543	(1),(2)	Grocery Outlet Holding Corp.	411,159	0.0
12,382	(1)	Hain Celestial Group, Inc.	425,941	0.0
14,549	(1),(2)	Herbalife Nutrition Ltd.	441,708	0.0
20,568		Hershey Co.	4,455,646	0.3
39,687	(2)	Hormel Foods Corp.	2,045,468	0.1
9,405		Ingredion, Inc.	819,646	0.1
14,720		JM Smucker Co.	1,993,235	0.1
35,324		Kellogg Co.	2,278,045	0.2
102,775		Kroger Co.	5,896,202	0.4
20,480		Lamb Weston Holdings, Inc.	1,226,957	0.1
35,071		McCormick & Co., Inc.	3,500,086	0.2
25,045	(2)	Molson Coors Beverage Co.	1,336,902	0.1
11,569	(1),(2)	Olaplex Holdings, Inc.	180,823	0.0
6,824	(1)	Pilgrim's Pride Corp.	171,282	0.0
8,273	(1)	Post Holdings, Inc.	572,988	0.0
7,800	(2)	Reynolds Consumer Products, Inc.	228,852	0.0
36		Seaboard Corp.	151,398	0.0
5,626		Spectrum Brands Holdings, Inc.	499,139	0.0
40,373		Tyson Foods, Inc.	3,618,632	0.2
30,987	(1)	US Foods Holding Corp.	1,166,041	0.1
			58,182,553	3.8

		Energy: 5.6%
47,993	(2)	Antero Midstream Corp.	521,684	0.0
50,860		APA Corp.	2,102,044	0.1
103,604		Baker Hughes Co.	3,772,222	0.2
32,926		Cheniere Energy, Inc.	4,565,190	0.3
9,335	(2)	Continental Resources, Inc.	572,516	0.0
111,886		Coterra Energy, Inc.	3,017,565	0.2
94,769		Devon Energy Corp.	5,603,691	0.4
25,386		Diamondback Energy, Inc.	3,479,913	0.2
13,540	(2)	DT Midstream, Inc.	734,680	0.0
42,711	(2)	EQT Corp.	1,469,685	0.1
124,562		Halliburton Co.	4,717,163	0.3
38,984		Hess Corp.	4,172,847	0.3
20,991		HF Sinclair Corp.	836,491	0.0
108,661		Marathon Oil Corp.	2,728,478	0.2
86,452		Marathon Petroleum Corp.	7,391,646	0.5
3,835	(2)	New Fortress Energy, Inc.	163,409	0.0
54,652	(2)	NOV, Inc.	1,071,726	0.1
118,805		Occidental Petroleum Corp.	6,740,996	0.4
62,361		Oneok, Inc.	4,404,557	0.3
65,686		Phillips 66	5,674,614	0.4
30,342		Pioneer Natural Resources Co.	7,586,410	0.5
31,613		Targa Resources Corp.	2,385,833	0.2
825	(2)	Texas Pacific Land Corp.	1,115,491	0.1
57,401		Valero Energy Corp.	5,828,498	0.4
170,905		Williams Cos., Inc.	5,709,936	0.4
			86,367,285	5.6

		Financials: 12.5%
5,685		Affiliated Managers Group, Inc.	801,301	0.1
90,585		Aflac, Inc.	5,832,768	0.4
73,538	(2)	AGNC Investment Corp.	963,348	0.1
1,864	(1)	Alleghany Corp.	1,578,808	0.1
47,464		Ally Financial, Inc.	2,063,735	0.1
9,511		American Financial Group, Inc.	1,384,992	0.1
15,723		Ameriprise Financial, Inc.	4,722,560	0.3
198,496	(2)	Annaly Capital Management, Inc.	1,397,412	0.1
51,836		Apollo Global Management, Inc.	3,213,314	0.2
52,166	(1)	Arch Capital Group Ltd.	2,525,878	0.2
19,923		Ares Management Corp.	1,618,345	0.1
28,794		Arthur J. Gallagher & Co.	5,027,432	0.3
7,971		Assurant, Inc.	1,449,367	0.1
9,653		Assured Guaranty Ltd.	614,510	0.0
10,863		Axis Capital Holdings Ltd.	656,886	0.0
5,712	(2)	Bank of Hawaii Corp.	479,351	0.0
16,695		Bank OZK	712,876	0.0
4,319	(2)	BOK Financial Corp.	405,770	0.0
10,887	(1)	Brighthouse Financial, Inc.	562,422	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
32,891		Brown & Brown, Inc.	$2,377,033	0.2
22,769		Carlyle Group, Inc./The	1,113,632	0.1
14,920		Cboe Global Markets, Inc.	1,707,146	0.1
21,055		Cincinnati Financial Corp.	2,862,638	0.2
59,719		Citizens Financial Group, Inc.	2,707,062	0.2
3,967		CNA Financial Corp.	192,876	0.0
18,388		Comerica, Inc.	1,662,827	0.1
15,670		Commerce Bancshares, Inc.	1,121,815	0.1
1,104	(1),(2)	Credit Acceptance Corp.	607,608	0.0
8,010		Cullen/Frost Bankers, Inc.	1,108,664	0.1
40,458		Discover Financial Services	4,458,067	0.3
19,799		East West Bancorp, Inc.	1,564,517	0.1
49,235		Equitable Holdings, Inc.	1,521,854	0.1
3,520	(2)	Erie Indemnity Co.	619,978	0.0
5,343		Evercore, Inc.	594,783	0.0
5,453		Everest Re Group Ltd.	1,643,425	0.1
5,319		Factset Research Systems, Inc.	2,309,244	0.1
38,267		Fidelity National Financial, Inc.	1,868,960	0.1
95,802		Fifth Third Bancorp	4,123,318	0.3
14,936		First American Financial Corp.	968,152	0.1
1,705	(2)	First Citizens BancShares, Inc.	1,134,848	0.1
17,885		First Hawaiian, Inc.	498,813	0.0
74,346		First Horizon Corp.	1,746,388	0.1
25,032		First Republic Bank	4,057,687	0.3
47,998		FNB Corp.	597,575	0.0
40,566	(2)	Franklin Resources, Inc.	1,132,603	0.1
14,048		Globe Life, Inc.	1,413,229	0.1
6,940	(1)	GoHealth, Inc.	8,189	0.0
5,008		Hanover Insurance Group, Inc.	748,796	0.0
47,013		Hartford Financial Services Group, Inc.	3,376,004	0.2
201,844		Huntington Bancshares, Inc.	2,950,959	0.2
11,262		Interactive Brokers Group, Inc.	742,278	0.0
46,792		Invesco Ltd.	1,079,024	0.1
23,717		Janus Henderson Group PLC	830,569	0.1
30,105		Jefferies Financial Group, Inc.	988,949	0.1
8,624		Kemper Corp.	487,601	0.0
130,435		Keycorp	2,919,135	0.2
78,198		KKR & Co., Inc.	4,572,237	0.3
14,030	(2)	Lazard Ltd.	484,035	0.0
5,486	(1),(2)	Lemonade, Inc.	144,666	0.0
25,233		Lincoln National Corp.	1,649,229	0.1
29,395		Loews Corp.	1,905,384	0.1
11,168		LPL Financial Holdings, Inc.	2,040,170	0.1
18,031	(2)	M&T Bank Corp.	3,056,254	0.2
1,897	(1)	Markel Corp.	2,798,530	0.2
5,242		MarketAxess Holdings, Inc.	1,783,328	0.1
3,821	(2)	Mercury General Corp.	210,155	0.0
45,481		MGIC Investment Corp.	616,268	0.0
3,281		Morningstar, Inc.	896,271	0.1
11,115		MSCI, Inc. - Class A	5,589,511	0.4
16,353		Nasdaq, Inc.	2,914,105	0.2
60,700	(2)	New Residential Investment Corp.	666,486	0.0
63,320	(2)	New York Community Bancorp., Inc.	678,790	0.0
28,856		Northern Trust Corp.	3,360,281	0.2
39,267		Old Republic International Corp.	1,015,837	0.1
15,363		OneMain Holdings, Inc.	728,360	0.0
16,267		PacWest Bancorp	701,596	0.0
59,649		People's United Financial, Inc.	1,192,383	0.1
10,424		Pinnacle Financial Partners, Inc.	959,842	0.1
11,107		Popular, Inc.	907,886	0.1
5,496		Primerica, Inc.	751,963	0.0
36,268		Principal Financial Group, Inc.	2,662,434	0.2
12,526		Prosperity Bancshares, Inc.	869,054	0.1
53,193		Prudential Financial, Inc.	6,285,817	0.4
25,952		Raymond James Financial, Inc.	2,852,384	0.2
135,131		Regions Financial Corp.	3,008,016	0.2
9,518		Reinsurance Group of America, Inc.	1,041,840	0.1
6,115		RenaissanceRe Holdings Ltd.	969,289	0.1
19,329	(2)	Rocket Cos, Inc.	214,938	0.0
14,988		SEI Investments Co.	902,427	0.1
8,624		Signature Bank	2,531,058	0.2
39,102		SLM Corp.	717,913	0.0
40,620		Starwood Property Trust, Inc.	981,785	0.1
51,309		State Street Corp.	4,470,040	0.3
14,311		Stifel Financial Corp.	971,717	0.1
7,956	(1)	SVB Financial Group	4,450,984	0.3
73,104		Synchrony Financial	2,544,750	0.2
20,367		Synovus Financial Corp.	997,983	0.1
31,999		T. Rowe Price Group, Inc.	4,837,929	0.3
7,068		TFS Financial Corp.	117,329	0.0
14,722		Tradeweb Markets, Inc.	1,293,622	0.1
30,946		Umpqua Holdings Corp.	583,642	0.0
28,588		Unum Group	900,808	0.1
6,753	(1),(2)	Upstart Holdings, Inc.	736,685	0.0
13,000	(2)	UWM Holdings Corp.	58,890	0.0
12,568		Virtu Financial, Inc.	467,781	0.0
15,472	(2),(3)	Voya Financial, Inc.	1,026,567	0.1
25,032		Webster Financial Corp.	1,404,796	0.1
14,594		Western Alliance Bancorp.	1,208,675	0.1
420		White Mountains Insurance Group Ltd.	477,221	0.0
17,443		Willis Towers Watson PLC	4,120,385	0.3
7,948		Wintrust Financial Corp.	738,608	0.0
29,052		WR Berkley Corp.	1,934,573	0.1
20,988		Zions Bancorp NA	1,375,973	0.1
			193,236,801	12.5

		Health Care: 10.7%
11,859	(1),(2)	10X Genomics, Inc.	902,114	0.1
6,218	(1)	Abiomed, Inc.	2,059,650	0.1
12,405	(1)	Acadia Healthcare Co., Inc.	812,900	0.1
15,623	(1),(2)	Adaptive Biotechnologies Corp.	216,847	0.0
42,166		Agilent Technologies, Inc.	5,579,827	0.4
23,413	(1),(2)	agilon health, Inc.	593,520	0.0
16,857	(1)	Alnylam Pharmaceuticals, Inc.	2,752,580	0.2
4,498	(1)	Amedisys, Inc.	774,960	0.0
20,874		AmerisourceBergen Corp.	3,229,417	0.2
84,631	(1)	Avantor, Inc.	2,862,220	0.2
10,269		Azenta, Inc.	851,095	0.1
25,592	(1)	BioMarin Pharmaceutical, Inc.	1,973,143	0.1
2,976	(1)	Bio-Rad Laboratories, Inc.	1,676,172	0.1
5,487		Bio-Techne Corp.	2,376,090	0.2
14,353		Bruker Corp.	922,898	0.1
38,986		Cardinal Health, Inc.	2,210,506	0.1
23,871	(1)	Catalent, Inc.	2,647,294	0.2
41,089		Cerner Corp.	3,844,287	0.2
16,004	(1),(2)	Certara, Inc.	343,766	0.0
35,094	(1)	Change Healthcare, Inc.	765,049	0.0
6,991	(1)	Charles River Laboratories International, Inc.	1,985,234	0.1
2,111		Chemed Corp.	1,069,327	0.1
19,546	(1)	Colfax Corp.	777,735	0.0
6,803		Cooper Cos., Inc.	2,840,865	0.2
7,627	(1),(2)	CureVac NV	149,565	0.0
8,929	(1)	DaVita, Inc.	1,009,959	0.1
2,834	(1),(2)	Definitive Healthcare Corp.	69,858	0.0
30,490		Dentsply Sirona, Inc.	1,500,718	0.1
13,552	(1)	DexCom, Inc.	6,933,203	0.4
62,453	(1)	Elanco Animal Health, Inc.	1,629,399	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
13,692		Encompass Health Corp.	$973,638	0.1
22,566	(1)	Envista Holdings Corp.	1,099,190	0.1
24,291	(1),(2)	Exact Sciences Corp.	1,698,427	0.1
43,421	(1)	Exelixis, Inc.	984,354	0.1
10,609	(1),(2)	Figs, Inc.	228,306	0.0
11,092	(1)	Globus Medical, Inc.	818,368	0.1
12,598	(1),(2)	Guardant Health, Inc.	834,492	0.1
19,476	(1)	Henry Schein, Inc.	1,698,112	0.1
34,777	(1)	Hologic, Inc.	2,671,569	0.2
30,680	(1)	Horizon Therapeutics Plc	3,227,843	0.2
2,793	(1),(2)	ICU Medical, Inc.	621,834	0.0
11,896	(1)	Idexx Laboratories, Inc.	6,507,826	0.4
25,919	(1)	Incyte Corp., Ltd.	2,058,487	0.1
9,276	(1)	Insulet Corp.	2,471,034	0.2
10,139	(1)	Integra LifeSciences Holdings Corp.	651,532	0.0
19,674	(1),(2)	Ionis Pharmaceuticals, Inc.	728,725	0.0
21,146	(1),(2)	Iovance Biotherapeutics, Inc.	352,081	0.0
26,812	(1)	IQVIA Holdings, Inc.	6,199,203	0.4
8,406	(1)	Jazz Pharmaceuticals PLC	1,308,562	0.1
13,091	(1)	Laboratory Corp. of America Holdings	3,451,573	0.2
15,395	(1)	Maravai LifeSciences Holdings, Inc.	542,982	0.0
7,019	(1)	Masimo Corp.	1,021,545	0.1
21,095		McKesson Corp.	6,457,812	0.4
3,187	(1)	Mettler Toledo International, Inc.	4,376,357	0.3
5,874	(1)	Mirati Therapeutics, Inc.	482,960	0.0
8,105	(1)	Molina Healthcare, Inc.	2,703,747	0.2
11,707	(1)	Natera, Inc.	476,241	0.0
25,477	(1),(2)	Nektar Therapeutics	137,321	0.0
13,121	(1)	Neurocrine Biosciences, Inc.	1,230,094	0.1
10,574	(1),(2)	Novavax, Inc.	778,775	0.0
14,360	(1),(2)	Novocure Ltd.	1,189,726	0.1
14,078	(1),(2)	Oak Street Health, Inc.	378,417	0.0
35,587	(2)	Organon & Co.	1,243,054	0.1
4,851	(1)	Penumbra, Inc.	1,077,553	0.1
17,726		PerkinElmer, Inc.	3,092,478	0.2
18,737		Perrigo Co. PLC	720,063	0.0
16,648		Premier, Inc.	592,502	0.0
31,844	(1)	QIAGEN NV	1,560,356	0.1
17,108		Quest Diagnostics, Inc.	2,341,401	0.2
5,157	(1),(2)	Quidel Corp.	579,956	0.0
7,677	(1)	Repligen Corp.	1,443,967	0.1
20,226		Resmed, Inc.	4,905,007	0.3
45,627	(2)	Royalty Pharma PLC	1,777,628	0.1
7,376	(1)	Sage Therapeutics, Inc.	244,146	0.0
11,684	(1)	Sarepta Therapeutics, Inc.	912,754	0.1
18,974	(1)	Seagen, Inc.	2,733,205	0.2
9,049	(1),(2)	Signify Health, Inc.	164,239	0.0
14,268	(1),(2)	Sotera Health Co.	309,045	0.0
11,992	(2)	STERIS Public Ltd. Co.	2,899,306	0.2
14,272	(1)	Syneos Health, Inc.	1,155,318	0.1
8,684	(1)	Tandem Diabetes Care, Inc.	1,009,862	0.1
21,200	(1),(2)	Teladoc Health, Inc.	1,529,156	0.1
6,559		Teleflex, Inc.	2,327,330	0.2
9,252	(1)	Ultragenyx Pharmaceutical, Inc.	671,880	0.0
6,190	(1)	United Therapeutics Corp.	1,110,548	0.1
9,973		Universal Health Services, Inc.	1,445,586	0.1
19,476	(1)	Veeva Systems, Inc.	4,137,871	0.3
169,589		Viatris, Inc.	1,845,128	0.1
8,501	(1)	Waters Corp.	2,638,625	0.2
10,330		West Pharmaceutical Services, Inc.	4,242,634	0.3
29,345		Zimmer Biomet Holdings, Inc.	3,753,226	0.2
2,929	(1)	Zimvie, Inc.	66,898	0.0
			166,252,053	10.7

		Industrials: 14.2%
4,851		Acuity Brands, Inc.	918,294	0.1
8,623		Advanced Drainage Systems, Inc.	1,024,499	0.1
18,791		AECOM	1,443,337	0.1
8,753		AGCO Corp.	1,278,201	0.1
15,013		Air Lease Corp.	670,330	0.0
17,333	(1)	Alaska Air Group, Inc.	1,005,487	0.1
12,595		Allegion Public Ltd.	1,382,679	0.1
14,861		Allison Transmission Holdings, Inc.	583,443	0.0
1,255		AMERCO	749,160	0.0
89,572	(1),(2)	American Airlines Group, Inc.	1,634,689	0.1
32,409		Ametek, Inc.	4,316,231	0.3
18,174		AO Smith Corp.	1,161,137	0.1
6,669		Armstrong World Industries, Inc.	600,277	0.0
9,101	(1)	Axon Enterprise, Inc.	1,253,481	0.1
15,756	(1)	AZEK Co., Inc./The	391,379	0.0
18,452		Booz Allen Hamilton Holding Corp.	1,620,824	0.1
26,578	(1)	Builders FirstSource, Inc.	1,715,344	0.1
12,915		BWX Technologies, Inc.	695,602	0.0
3,261	(1)	CACI International, Inc.	982,409	0.1
7,206		Carlisle Cos., Inc.	1,772,099	0.1
120,346		Carrier Global Corp.	5,520,271	0.4
18,106	(2)	CH Robinson Worldwide, Inc.	1,950,197	0.1
32,080	(1),(2)	ChargePoint Holdings, Inc.	637,750	0.0
12,280		Cintas Corp.	5,223,789	0.3
65,394	(1),(2)	Clarivate PLC	1,096,003	0.1
7,103	(1)	Clean Harbors, Inc.	792,979	0.1
4,525	(1),(2)	Copa Holdings S.A.- Class A	378,471	0.0
29,384	(1)	Copart, Inc.	3,686,810	0.2
7,889	(1),(2)	Core & Main, Inc.	190,835	0.0
55,062	(1)	CoStar Group, Inc.	3,667,680	0.2
6,918		Crane Co.	749,081	0.0
20,174		Cummins, Inc.	4,137,889	0.3
5,478		Curtiss-Wright Corp.	822,576	0.1
89,833	(1)	Delta Air Lines, Inc.	3,554,692	0.2
17,326		Donaldson Co., Inc.	899,739	0.1
20,171		Dover Corp.	3,164,830	0.2
7,717	(1),(2)	Driven Brands Holdings, Inc.	202,803	0.0
22,988	(1),(2)	Dun & Bradstreet Holdings, Inc.	402,750	0.0
17,030		Equifax, Inc.	4,037,813	0.3
23,610		Expeditors International Washington, Inc.	2,435,608	0.2
80,658		Fastenal Co.	4,791,085	0.3
18,436		Flowserve Corp.	661,852	0.0
4,866	(1),(2)	Fluence Energy, Inc.	63,793	0.0
45,923		Fortive Corp.	2,798,088	0.2
18,983		Fortune Brands Home & Security, Inc.	1,410,057	0.1
4,704	(1)	FTI Consulting, Inc.	739,563	0.0
13,658	(1),(2)	Gates Industrial Corp. PLC	205,689	0.0
8,606	(1)	Generac Holdings, Inc.	2,558,220	0.2
23,553		Graco, Inc.	1,642,115	0.1
13,581	(1)	GXO Logistics, Inc.	968,869	0.1
7,109	(1),(2)	Hayward Holdings, Inc.	118,152	0.0
11,035		Heico Corp. - Class A - HEI.A	1,399,569	0.1
6,285	(2)	Heico Corp. - HEI	964,999	0.1
11,721	(2)	Hexcel Corp.	697,048	0.0
53,465		Howmet Aerospace, Inc.	1,921,532	0.1
7,595		Hubbell, Inc.	1,395,733	0.1
5,526		Huntington Ingalls Industries, Inc.	1,102,105	0.1
18,919	(1)	IAA, Inc.	723,652	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
10,654		IDEX Corp.	$2,042,691	0.1
55,290		Ingersoll Rand, Inc.	2,783,851	0.2
12,087		ITT, Inc.	909,063	0.1
18,133		Jacobs Engineering Group, Inc.	2,498,909	0.2
11,795		JB Hunt Transport Services, Inc.	2,368,318	0.2
44,401	(1)	JetBlue Airways Corp.	663,795	0.0
8,553	(1),(2)	Kirby Corp.	617,441	0.0
22,555		Knight-Swift Transportation Holdings, Inc.	1,138,125	0.1
5,361		Landstar System, Inc.	808,600	0.1
13,413	(1),(2)	Legalzoom.com, Inc.	189,660	0.0
19,806		Leidos Holdings, Inc.	2,139,444	0.1
4,628		Lennox International, Inc.	1,193,376	0.1
8,054		Lincoln Electric Holdings, Inc.	1,109,922	0.1
41,349	(1)	Lyft, Inc.	1,587,802	0.1
7,618		Manpowergroup, Inc.	715,483	0.0
33,614		Masco Corp.	1,714,314	0.1
8,112	(1)	Mastec, Inc.	706,555	0.0
28,632		MDU Resources Group, Inc.	763,043	0.1
7,930	(1)	Mercury Systems, Inc.	511,088	0.0
7,727	(1)	Middleby Corp.	1,266,764	0.1
5,142		MSA Safety, Inc.	682,343	0.0
6,441		MSC Industrial Direct Co.	548,838	0.0
50,147		Nielsen Holdings PLC	1,366,004	0.1
8,144		Nordson Corp.	1,849,340	0.1
23,355		nVent Electric PLC	812,287	0.1
14,369		Old Dominion Freight Line	4,291,733	0.3
9,319		Oshkosh Corp.	937,957	0.1
59,808		Otis Worldwide Corp.	4,602,226	0.3
14,062		Owens Corning, Inc.	1,286,673	0.1
47,901		Paccar, Inc.	4,218,641	0.3
18,084		Parker Hannifin Corp.	5,131,516	0.3
23,194		Pentair PLC	1,257,347	0.1
71,791	(1),(2)	Plug Power, Inc.	2,053,940	0.1
19,850		Quanta Services, Inc.	2,612,458	0.2
9,461		Regal Rexnord Corp.	1,407,608	0.1
29,535		Republic Services, Inc.	3,913,387	0.3
15,212		Robert Half International, Inc.	1,736,906	0.1
16,318		Rockwell Automation, Inc.	4,569,530	0.3
31,789		Rollins, Inc.	1,114,204	0.1
7,322		Ryder System, Inc.	580,854	0.0
7,433		Schneider National, Inc.	189,541	0.0
8,121		Science Applications International Corp.	748,513	0.0
21,823	(1)	Sensata Technologies Holding PLC	1,109,700	0.1
14,671	(1)	Shoals Technologies Group, Inc.	249,994	0.0
6,183	(1)	SiteOne Landscape Supply, Inc.	999,729	0.1
7,414		Snap-On, Inc.	1,523,429	0.1
83,041	(1)	Southwest Airlines Co.	3,803,278	0.2
14,689		Spirit Aerosystems Holdings, Inc.	718,145	0.0
22,688		Stanley Black & Decker, Inc.	3,171,556	0.2
12,830	(1)	Stericycle, Inc.	755,944	0.1
28,389	(1),(2)	Sunrun, Inc.	862,174	0.1
30,915		Textron, Inc.	2,299,458	0.2
9,007		Timken Co.	546,725	0.0
14,717		Toro Co.	1,258,156	0.1
32,767		Trane Technologies PLC	5,003,521	0.3
7,369	(1)	TransDigm Group, Inc.	4,801,198	0.3
26,902		TransUnion	2,780,053	0.2
16,232	(1)	Trex Co., Inc.	1,060,437	0.1
18,594	(1),(2)	TuSimple Holdings, Inc.	226,847	0.0
45,361	(1),(2)	United Airlines Holdings, Inc.	2,102,936	0.1
10,164	(1)	United Rentals, Inc.	3,610,354	0.2
23,466	(1)	Univar Solutions, Inc.	754,197	0.1
2,926		Valmont Industries, Inc.	698,144	0.0
22,312		Verisk Analytics, Inc.	4,788,825	0.3
45,076		Vertiv Holdings Co.	631,064	0.0
25,667	(1),(2)	Virgin Galactic Holdings, Inc.	253,590	0.0
4,582	(2)	Watsco, Inc.	1,395,860	0.1
25,152		Westinghouse Air Brake Technologies Corp.	2,418,868	0.2
8,666	(2)	Woodward, Inc.	1,082,470	0.1
6,457		WW Grainger, Inc.	3,330,456	0.2
13,581	(1)	XPO Logistics, Inc.	988,697	0.1
25,119		Xylem, Inc.	2,141,646	0.1
			219,921,130	14.2

		Information Technology: 17.5%
22,557	(1)	Akamai Technologies, Inc.	2,693,080	0.2
5,763	(1)	Allegro MicroSystems, Inc.	163,669	0.0
7,143		Alliance Data Systems Corp.	401,079	0.0
8,439	(1)	Alteryx, Inc.	603,642	0.0
17,277		Amdocs Ltd.	1,420,342	0.1
82,093		Amphenol Corp.	6,185,708	0.4
20,160	(1)	Anaplan, Inc.	1,311,408	0.1
12,242	(1)	ANSYS, Inc.	3,888,671	0.2
33,854	(1)	Arista Networks, Inc.	4,705,029	0.3
9,464	(1)	Arrow Electronics, Inc.	1,122,714	0.1
9,374	(1)	Aspen Technology, Inc.	1,550,178	0.1
12,014	(1)	Avalara, Inc.	1,195,513	0.1
13,913		Avnet, Inc.	564,729	0.0
19,357	(2)	Bentley Systems, Inc.	855,192	0.1
13,125	(1)	Bill.com Holdings, Inc.	2,976,619	0.2
21,322	(1)	Black Knight, Inc.	1,236,463	0.1
16,226		Broadridge Financial Solutions, Inc. ADR	2,526,550	0.2
8,502	(1),(2)	C3.ai, Inc.	192,995	0.0
38,632	(1)	Cadence Design Systems, Inc.	6,353,419	0.4
16,614		CDK Global, Inc.	808,770	0.1
19,042		CDW Corp.	3,406,423	0.2
18,374	(1)	Ceridian HCM Holding, Inc.	1,256,047	0.1
21,628	(1)	Ciena Corp.	1,311,306	0.1
7,983	(1)	Cirrus Logic, Inc.	676,879	0.0
17,376		Citrix Systems, Inc.	1,753,238	0.1
36,822	(1),(2)	Cloudflare, Inc.	4,407,593	0.3
23,987		Cognex Corp.	1,850,597	0.1
3,428	(1)	Coherent, Inc.	937,078	0.1
28,814	(1)	CommScope Holding Co., Inc.	227,054	0.0
5,909		Concentrix Corp.	984,203	0.1
106,970		Corning, Inc.	3,948,263	0.3
10,462	(1)	Coupa Software, Inc.	1,063,253	0.1
28,025	(1)	Crowdstrike Holdings, Inc.	6,363,917	0.4
35,756	(1)	Datadog, Inc.	5,415,961	0.3
3,451	(1),(2)	Datto Holding Corp.	92,211	0.0
27,066	(1)	DocuSign, Inc.	2,899,310	0.2
9,007		Dolby Laboratories, Inc.	704,528	0.0
8,204	(1)	DoubleVerify Holdings, Inc.	206,495	0.0
41,668	(1)	Dropbox, Inc.	968,781	0.1
10,715	(1)	Duck Creek Technologies, Inc.	237,016	0.0
34,240	(1)	DXC Technology Co.	1,117,251	0.1
27,957	(1)	Dynatrace, Inc.	1,316,775	0.1
10,528	(1)	Elastic NV	936,466	0.1
18,295	(1)	Enphase Energy, Inc.	3,691,565	0.2
18,888		Entegris, Inc.	2,479,239	0.2
7,551	(1)	EPAM Systems, Inc.	2,239,702	0.1
7,103	(1)	Euronet Worldwide, Inc.	924,455	0.1
5,505	(1)	Everbridge, Inc.	240,238	0.0
8,450	(1)	F5, Inc.	1,765,627	0.1
3,580	(1)	Fair Isaac Corp.	1,669,927	0.1
14,831	(1),(2)	Fastly, Inc.	257,763	0.0
14,869	(1)	First Solar, Inc.	1,245,130	0.1
9,465	(1)	Five9, Inc.	1,044,936	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
11,144	(1)	FleetCor Technologies, Inc.	$2,775,525	0.2
18,824	(1)	Fortinet, Inc.	6,432,914	0.4
11,244	(1)	Gartner, Inc.	3,344,640	0.2
25,691		Genpact Ltd.	1,117,815	0.1
7,508	(1),(2)	GLOBALFOUNDRIES, Inc.	468,649	0.0
5,670	(1)	Globant SA	1,485,937	0.1
23,553	(1)	GoDaddy, Inc.	1,971,386	0.1
11,769	(1)	Guidewire Software, Inc.	1,113,583	0.1
182,742		Hewlett Packard Enterprise Co.	3,053,619	0.2
152,301		HP, Inc.	5,528,526	0.4
6,334	(1)	HubSpot, Inc.	3,008,270	0.2
4,792	(1),(2)	Informatica, Inc.	94,594	0.0
5,077	(1)	IPG Photonics Corp.	557,252	0.0
19,645		Jabil, Inc.	1,212,686	0.1
10,173		Jack Henry & Associates, Inc.	2,004,590	0.1
7,594	(1),(2)	Jamf Holding Corp.	264,347	0.0
44,891		Juniper Networks, Inc.	1,668,150	0.1
25,608	(1)	Keysight Technologies, Inc.	4,045,296	0.3
3,358		Littelfuse, Inc.	837,519	0.1
10,171	(1),(2)	Lumentum Holdings, Inc.	992,690	0.1
32,878	(1)	Mandiant, Inc.	733,508	0.0
8,878	(1)	Manhattan Associates, Inc.	1,231,467	0.1
118,562		Marvell Technology, Inc.	8,502,081	0.5
76,595		Microchip Technology, Inc.	5,755,348	0.4
7,756		MKS Instruments, Inc.	1,163,400	0.1
8,923	(1)	MongoDB, Inc.	3,958,154	0.3
6,371		Monolithic Power Systems, Inc.	3,094,267	0.2
23,361		Motorola Solutions, Inc.	5,658,034	0.4
5,723	(1)	N-Able, Inc.	52,079	0.0
18,601		National Instruments Corp.	755,015	0.0
8,056	(1),(2)	nCino, Inc.	330,135	0.0
17,877	(1)	NCR Corp.	718,477	0.0
31,277		NetApp, Inc.	2,595,991	0.2
7,396	(1)	New Relic, Inc.	494,644	0.0
77,116		NortonLifeLock, Inc.	2,045,116	0.1
30,066	(1)	Nutanix, Inc.	806,370	0.1
17,717	(1)	Okta, Inc.	2,674,558	0.2
59,506	(1)	ON Semiconductor Corp.	3,725,671	0.2
233,318	(1)	Palantir Technologies, Inc.	3,203,456	0.2
13,594	(1)	Palo Alto Networks, Inc.	8,462,401	0.5
45,276		Paychex, Inc.	6,178,816	0.4
6,869	(1)	Paycom Software, Inc.	2,379,284	0.2
6,618	(1),(2)	Paycor HCM, Inc.	192,650	0.0
5,585	(1)	Paylocity Holding Corp.	1,149,225	0.1
50,398	(1)	Paysafe Ltd.	170,849	0.0
5,722	(2)	Pegasystems, Inc.	461,479	0.0
8,344	(1),(2)	Procore Technologies, Inc.	483,618	0.0
14,787	(1)	PTC, Inc.	1,592,856	0.1
38,338	(1)	Pure Storage, Inc. - Class A	1,353,715	0.1
15,203	(1)	Qorvo, Inc.	1,886,692	0.1
11,465	(1)	RingCentral, Inc.	1,343,813	0.1
45,562	(1),(2)	Sabre Corp.	520,774	0.0
6,164	(1),(2)	Shift4 Payments, Inc.	381,737	0.0
23,183		Skyworks Solutions, Inc.	3,089,830	0.2
17,043	(1)	Smartsheet, Inc.	933,616	0.1
5,002		SolarWinds Corp.	66,577	0.0
22,307	(1)	Splunk, Inc.	3,315,043	0.2
31,445		SS&C Technologies Holdings, Inc.	2,359,004	0.2
31,753	(1)	StoneCo Ltd.	371,510	0.0
16,454		Switch, Inc.	507,112	0.0
21,329	(1)	Synopsys, Inc.	7,108,316	0.5
5,838		TD SYNNEX Corp.	602,540	0.0
6,458	(1)	Teledyne Technologies, Inc.	3,052,245	0.2
15,117	(1)	Teradata Corp.	745,117	0.0
22,900	(2)	Teradyne, Inc.	2,707,467	0.2
6,088	(1)	Thoughtworks Holding, Inc.	126,691	0.0
61,038	(1)	Trade Desk, Inc./The	4,226,882	0.3
35,138	(1)	Trimble, Inc.	2,534,855	0.2
5,649	(1)	Tyler Technologies, Inc.	2,513,184	0.2
942	(2)	Ubiquiti, Inc.	274,273	0.0
21,140	(1),(2)	Unity Software, Inc.	2,097,299	0.1
6,071		Universal Display Corp.	1,013,553	0.1
13,670	(1)	VeriSign, Inc.	3,041,028	0.2
9,981	(1),(2)	Viasat, Inc.	487,073	0.0
23,719		Vontier Corp.	602,225	0.0
43,794	(1)	Western Digital Corp.	2,174,372	0.1
55,199		Western Union Co.	1,034,429	0.1
6,265	(1)	WEX, Inc.	1,117,989	0.1
7,480	(1)	Wix.com Ltd.	781,361	0.0
16,179	(1),(2)	Wolfspeed, Inc.	1,842,141	0.1
17,810		Xerox Holdings Corp.	359,228	0.0
7,483	(1)	Zebra Technologies Corp.	3,095,717	0.2
16,941	(1)	Zendesk, Inc.	2,037,833	0.1
11,069	(1)	Zscaler, Inc.	2,670,728	0.2
			271,317,903	17.5

		Materials: 6.0%
16,338		Albemarle Corp.	3,613,149	0.2
25,872		Alcoa Corp.	2,329,256	0.2
212,630	(2)	Amcor PLC	2,409,098	0.2
9,213		Aptargroup, Inc.	1,082,527	0.1
15,428	(1)	Ardagh Metal Packaging SA	125,430	0.0
7,236		Ashland Global Holdings, Inc.	712,095	0.1
11,612		Avery Dennison Corp.	2,020,140	0.1
28,942	(1)	Axalta Coating Systems Ltd.	711,394	0.0
44,585		Ball Corp.	4,012,650	0.3
18,946	(1)	Berry Global Group, Inc.	1,098,110	0.1
15,280		Celanese Corp. - Series A	2,183,054	0.1
30,050		CF Industries Holdings, Inc.	3,096,953	0.2
22,729		Chemours Co.	715,509	0.1
62,728	(1)	Cleveland-Cliffs, Inc.	2,020,469	0.1
102,609		Corteva, Inc.	5,897,965	0.4
17,249		Crown Holdings, Inc.	2,157,677	0.1
11,012	(1),(2)	Diversey Holdings Ltd.	83,361	0.0
5,435		Eagle Materials, Inc.	697,637	0.0
18,788		Eastman Chemical Co.	2,105,383	0.1
32,454		Element Solutions, Inc.	710,743	0.0
17,780		FMC Corp.	2,339,315	0.2
39,595		Graphic Packaging Holding Co.	793,484	0.1
29,084		Huntsman Corp.	1,090,941	0.1
35,814		International Flavors & Fragrances, Inc.	4,703,453	0.3
54,291		International Paper Co.	2,505,530	0.2
12,303		Louisiana-Pacific Corp.	764,262	0.1
36,517		LyondellBasell Industries NV - Class A	3,754,678	0.2
8,740		Martin Marietta Materials, Inc.	3,363,939	0.2
52,160		Mosaic Co.	3,468,640	0.2
934		NewMarket Corp.	302,971	0.0
38,289		Nucor Corp.	5,691,660	0.4
20,167		Olin Corp.	1,054,331	0.1
13,151		Packaging Corp. of America	2,053,003	0.1
33,277		PPG Industries, Inc.	4,361,616	0.3
8,740		Reliance Steel & Aluminum Co.	1,602,479	0.1
9,191		Royal Gold, Inc.	1,298,504	0.1
17,911		RPM International, Inc.	1,458,672	0.1
5,759	(2)	Scotts Miracle-Gro Co.	708,127	0.0
20,765		Sealed Air Corp.	1,390,424	0.1
12,023		Silgan Holdings, Inc.	555,823	0.0
13,757		Sonoco Products Co.	860,638	0.1
26,447		Steel Dynamics, Inc.	2,206,473	0.1
5,101	(1)	Sylvamo Corp.	169,761	0.0
36,352		United States Steel Corp.	1,371,924	0.1
25,404		Valvoline, Inc.	801,750	0.1
18,585		Vulcan Materials Co.	3,414,064	0.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
4,760		Westlake Corp.	$587,384	0.0
36,544		WestRock Co.	1,718,664	0.1
			92,175,110	6.0

		Real Estate: 8.3%
23,405		Alexandria Real Estate Equities, Inc.	4,710,256	0.3
19,204		American Campus Communities, Inc.	1,074,848	0.1
41,371		American Homes 4 Rent	1,656,081	0.1
37,414		Americold Realty Trust	1,043,102	0.1
21,919		Apartment Income REIT Corp.	1,171,790	0.1
19,595		AvalonBay Communities, Inc.	4,866,810	0.3
21,941		Boston Properties, Inc.	2,826,001	0.2
41,522		Brixmor Property Group, Inc.	1,071,683	0.1
13,868		Camden Property Trust	2,304,862	0.1
46,936	(1)	CBRE Group, Inc.	4,295,583	0.3
20,792		Cousins Properties, Inc.	837,710	0.1
30,630		CubeSmart	1,593,679	0.1
23,333		Douglas Emmett, Inc.	779,789	0.0
53,430		Duke Realty Corp.	3,102,146	0.2
10,623		EPR Properties	581,184	0.0
24,864		Equity Lifestyle Properties, Inc.	1,901,599	0.1
51,807		Equity Residential	4,658,485	0.3
9,108		Essex Property Trust, Inc.	3,146,632	0.2
18,432		Extra Space Storage, Inc.	3,789,619	0.2
10,964		Federal Realty Investment Trust	1,338,375	0.1
18,047		First Industrial Realty Trust, Inc.	1,117,290	0.1
32,743		Gaming and Leisure Properties, Inc.	1,536,629	0.1
30,523		Healthcare Trust of America, Inc.	956,591	0.1
75,643		Healthpeak Properties, Inc.	2,596,824	0.2
14,414		Highwoods Properties, Inc.	659,296	0.0
99,192		Host Hotels & Resorts, Inc.	1,927,301	0.1
5,820	(1)	Howard Hughes Corp.	603,010	0.0
21,277	(2)	Hudson Pacific Properties, Inc.	590,437	0.0
83,884		Invitation Homes, Inc.	3,370,459	0.2
40,194	(2)	Iron Mountain, Inc.	2,227,149	0.1
17,512		JBG SMITH Properties	511,701	0.0
7,086	(1)	Jones Lang LaSalle, Inc.	1,696,814	0.1
16,284		Kilroy Realty Corp.	1,244,423	0.1
81,503		Kimco Realty Corp.	2,013,124	0.1
12,088		Lamar Advertising Co.	1,404,384	0.1
11,429		Life Storage, Inc.	1,604,974	0.1
82,907		Medical Properties Trust, Inc.	1,752,654	0.1
16,216		Mid-America Apartment Communities, Inc.	3,396,441	0.2
24,503	(2)	National Retail Properties, Inc.	1,101,165	0.1
33,471	(2)	Omega Healthcare Investors, Inc.	1,042,956	0.1
63,939	(1),(2)	Opendoor Technologies, Inc.	553,072	0.0
7,911	(2)	Orion Office REIT, Inc.	110,754	0.0
32,931		Park Hotels & Resorts, Inc.	643,142	0.0
20,143		Rayonier, Inc.	828,280	0.1
79,510		Realty Income Corp.	5,510,043	0.4
23,690		Regency Centers Corp.	1,690,045	0.1
22,579		Rexford Industrial Realty, Inc.	1,684,168	0.1
15,227		SBA Communications Corp.	5,239,611	0.3
45,852		Simon Property Group, Inc.	6,032,289	0.4
9,508	(2)	SL Green Realty Corp.	771,859	0.0
17,888		Spirit Realty Capital, Inc.	823,206	0.1
34,268		STORE Capital Corp.	1,001,654	0.1
16,099	(2)	Sun Communities, Inc.	2,821,994	0.2
44,483		UDR, Inc.	2,551,990	0.2
56,009		Ventas, Inc.	3,459,116	0.2
88,256	(2)	VICI Properties, Inc.	2,511,766	0.2
24,612		Vornado Realty Trust	1,115,416	0.1
61,215		Welltower, Inc.	5,885,210	0.4
105,323		Weyerhaeuser Co.	3,991,742	0.3
26,561		WP Carey, Inc.	2,147,191	0.1
8,528	(1),(2)	Zillow Group, Inc. - Class A	411,305	0.0
23,404	(1),(2)	Zillow Group, Inc. - Class C	1,153,583	0.1
			129,041,292	8.3

		Utilities: 5.1%
92,679		AES Corp.	2,384,631	0.2
35,107		Alliant Energy Corp.	2,193,485	0.1
35,779		Ameren Corp.	3,354,639	0.2
25,524		American Water Works Co., Inc.	4,224,988	0.3
18,841	(2)	Atmos Energy Corp.	2,251,311	0.1
8,198	(2)	Avangrid, Inc.	383,175	0.0
17,915		Brookfield Renewable Corp.	784,677	0.0
83,278		Centerpoint Energy, Inc.	2,551,638	0.2
40,628		CMS Energy Corp.	2,841,522	0.2
49,770		Consolidated Edison, Inc.	4,712,224	0.3
27,126		DTE Energy Co.	3,586,329	0.2
52,420		Edison International	3,674,642	0.2
28,171		Entergy Corp.	3,288,964	0.2
32,346		Essential Utilities, Inc.	1,653,851	0.1
32,089		Evergy, Inc.	2,192,962	0.1
48,254		Eversource Energy	4,255,520	0.3
76,469		FirstEnergy Corp.	3,506,868	0.2
14,787		Hawaiian Electric Industries	625,638	0.0
7,060		Idacorp, Inc.	814,442	0.1
12,240		National Fuel Gas Co.	840,888	0.1
54,955		NiSource, Inc.	1,747,569	0.1
34,134		NRG Energy, Inc.	1,309,380	0.1
28,003		OGE Energy Corp.	1,141,962	0.1
279,598	(1),(2)	PG&E Corp.	3,338,400	0.2
15,811		Pinnacle West Capital Corp.	1,234,839	0.1
105,697		PPL Corp.	3,018,706	0.2
70,900		Public Service Enterprise Group, Inc.	4,963,000	0.3
29,177		UGI Corp.	1,056,791	0.1
67,189		Vistra Corp.	1,562,144	0.1
44,364		WEC Energy Group, Inc.	4,427,971	0.3
75,693		Xcel Energy, Inc.	5,462,764	0.4
			79,385,920	5.1

	Total Common Stock
	(Cost $690,693,180)		1,519,297,796	98.2

EXCHANGE-TRADED FUNDS: 1.4%
285,854		iShares Russell Midcap Index Fund	22,308,046	1.4

	Total Exchange-Traded Funds
	(Cost $21,982,098)		22,308,046	1.4

	Total Long-Term Investments
	(Cost $712,675,278)		1,541,605,842	99.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.1%
		Commercial Paper: 0.7%
900,000	(4)	Collateralized Commercial Paper V Co., LLC, 0.360%, 06/08/2022	898,485	0.1
975,000	(4)	Credit Suisse AG, 0.330%, 06/09/2022	973,508	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper: (continued)
925,000	(4)	DNB Bank ASA, 0.220%, 05/03/2022	$924,736	0.1
3,264,000	(4)	Exxon Mobile Corporation, 0.290%, 04/01/2022	3,263,974	0.2
825,000	(4)	Landesbank Baden-Wurttemberg, 0.230%, 05/05/2022	824,585	0.1
700,000	(4)	LMA-Americas LLC, 0.270%, 05/04/2022	699,586	0.0
650,000	(4)	Mitsubishi UFJ Trust and Banking Corp., 0.270%, 04/18/2022	649,879	0.0
350,000	(4)	Old Line Funding LLC, 0.250%, 04/27/2022	349,854	0.0
675,000	(4)	Santander UK PLC, 0.290%, 05/03/2022	674,698	0.0
1,075,000	(4)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	1,074,963	0.1
700,000	(4)	Sumitomo Mitsui Trust Bank Ltd., 0.290%, 04/08/2022	699,950	0.0

	Total Commercial Paper
	(Cost $11,034,218)		11,034,218	0.7

		Floating Rate Notes: 1.5%
800,000	(4)	ANZ Bank, 0.420%, 08/18/2022	799,494	0.0
850,000	(4)	Bank of America N.A., 0.410%, 06/22/2022	849,633	0.0
925,000	(4)	Bank of America N.A., 0.380%, 07/06/2022	925,000	0.1
475,000	(4)	Bank of Nova Scotia, 0.440%, 07/18/2022	474,716	0.0
950,000	(4)	Bayeriche Landesbank of New York, 0.470%, 07/27/2022	949,363	0.1
850,000	(4)	Commonwealth Bank of Australia, 0.450%, 09/01/2022	849,241	0.0
925,000	(4)	Cooperatieve Rabobank U.A./New York, 0.400%, 07/11/2022	924,440	0.1
950,000	(4)	Cooperatieve Rabobank U.A./New York, 0.410%, 08/03/2022	949,216	0.1
475,000	(4)	Cooperatieve Rabobank U.A./New York, 0.420%, 08/16/2022	474,593	0.0
850,000	(4)	Credit Agricole, 0.410%, 08/04/2022	849,400	0.0
975,000	(4)	Credit Industriel et Commercial, 0.390%, 07/05/2022	974,449	0.1
875,000	(4)	Credit Industriel et Commercial, 0.410%, 07/07/2022	874,510	0.1
500,000	(4)	Credit Suisse AG, 0.450%, 05/02/2022	499,979	0.0
875,000	(4)	Credit Suisse AG, 0.430%, 07/19/2022	874,486	0.1
800,000	(4)	Mitsubishi UFJ Trust and Banking Corp., 0.460%, 07/26/2022	799,540	0.0
800,000	(4)	National Australia Bank Ltd., 0.400%, 08/08/2022	799,299	0.0
975,000	(4)	National Bank of Canada, 0.430%, 08/09/2022	974,206	0.1
900,000	(4)	Natixis SA, 0.390%, 07/11/2022	899,547	0.1
975,000	(4)	Norinchukin Bank of New York, 0.420%, 06/22/2022	974,623	0.1
875,000	(4)	Royal Bank of Canada, 0.420%, 08/16/2022	874,277	0.0
275,000	(4)	Royal Bank of Canada, 0.450%, 08/23/2022	274,792	0.0
900,000	(4)	Skandinaviska Enskilda Banken AB, 0.410%, 07/20/2022	899,482	0.1
975,000	(4)	Societe Generale, 0.430%, 08/08/2022	974,146	0.1
500,000	(4)	Societe Generale, 0.470%, 08/31/2022	499,552	0.0
800,000	(4)	Sumitomo Mitsui Trust Bank Ltd., 0.490%, 06/24/2022	799,815	0.0
900,000	(4)	Svenska Handelsbanken AB, 0.400%, 07/11/2022	899,429	0.1
350,000	(4)	Svenska Handelsbanken AB, 0.420%, 07/29/2022	349,720	0.0
950,000	(4)	Toronto-Dominion Bank, 0.430%, 07/25/2022	949,599	0.1
300,000	(4)	Toronto-Dominion Bank, 0.440%, 08/19/2022	299,790	0.0
1,000,000	(4)	Westpac Banking Corp., 0.410%, 08/02/2022	999,377	0.1

	Total Floating Rate Notes
	(Cost $23,535,714)		23,535,714	1.5

		Repurchase Agreements: 4.4%
15,523,463	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $15,523,586, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $15,833,932, due 04/25/22-12/20/71)	15,523,463	1.0
3,967,652	(4)	CF Secured LLC, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $3,967,684, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $4,047,006, due 04/05/22-03/01/52)	3,967,652	0.3
7,853,939	(4)	Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $7,854,010, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $8,011,112, due 04/19/22-02/15/52)	7,853,939	0.5

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
19,880,323	(4)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $19,880,486, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $20,277,929, due 04/05/22-04/01/52)	$19,880,323	1.3
3,453,407	(4)	Industrial & Comm. Bank of China, Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $3,453,433, collateralized by various U.S. Government Securities, 0.000%-2.250%, Market Value plus accrued interest $3,522,475, due 03/23/23-02/28/27)	3,453,407	0.2
4,682,796	(4)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $4,682,838, collateralized by various U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $4,776,496, due 05/01/22-02/20/72)	4,682,796	0.3
9,912,181	(4)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $9,912,271, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $10,110,431, due 01/15/25-02/15/51)	9,912,181	0.6
2,531,108	(4)	Stonex Financial Inc., Repurchase Agreement dated 03/31/22, 0.35%, due 04/01/22 (Repurchase Amount $2,531,132, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,657,664, due 04/15/22-02/20/72)	2,531,108	0.2

	Total Repurchase Agreements
	(Cost $67,804,869)		67,804,869	4.4

		Certificates of Deposit: 0.1%
875,000	(4)	Bayeriche Landesbank of New York, 0.210%, 04/05/2022	874,983	0.1
250,000	(4)	Mizuho Bank Ltd., 0.160%, 04/14/2022	249,975	0.0
300,000	(4)	Norinchukin Bank of New York, 0.230%, 04/19/2022	299,977	0.0
475,000	(4)	Toronto-Dominion Bank, 0.280%, 05/10/2022	474,893	0.0

	Total Certificates of Deposit
	(Cost $1,899,828)		1,899,828	0.1

		Time Deposits: 0.3%
2,200,000	(4)	Barclays Bank PLC, 0.340%, 04/01/2022	2,200,000	0.2
1,940,000	(4)	Landesbank Baden-Wurttemberg, 0.330%, 04/01/2022	1,940,000	0.1

	Total Time Deposits
	(Cost $4,140,000)		4,140,000	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.1%
11,311,000	(4),(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	11,311,000	0.7
2,554,000	(4),(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.250%	2,554,000	0.2
2,437,000	(4),(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	2,437,000	0.2
	Total Mutual Funds
	(Cost $16,302,000)		16,302,000	1.1

	Total Short-Term Investments
	(Cost $124,716,629)		124,716,629	8.1

	Total Investments in Securities (Cost $837,391,907)		$1,666,322,471	107.7
	Liabilities in Excess of Other Assets		(119,272,245)	(7.7)
	Net Assets		$1,547,050,226	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2022.

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$1,519,297,796	$–	$–	$1,519,297,796
Exchange-Traded Funds	22,308,046	–	–	22,308,046
Short-Term Investments	16,302,000	108,414,629	–	124,716,629
Total Investments, at fair value	$1,557,907,842	$108,414,629	$–	$1,666,322,471
Other Financial Instruments+
Futures	211,829	–	–	211,829
Total Assets	$1,558,119,671	$108,414,629	$–	$1,666,534,300

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$1,025,948	$-	$-	$619	$1,026,567	$3,094	$-	$-
	$1,025,948	$-	$-	$619	$1,026,567	$3,094	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	19	06/17/22	$5,109,480	$211,829
			$5,109,480	$211,829

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $847,162,567.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$884,494,328
Gross Unrealized Depreciation	(65,122,595)
Net Unrealized Appreciation	$819,371,733